In-Process Research and Development, Net (Details) - LYMPHIR [Member] - USD ($)	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
In-Process Research and Development, Net [Line Items]
In process research and development gross		$ 73,400,000
In process research and development net		72,826,563
Amortization of research and development process	$ 573,438	$ 0